Comprehensive Income (Schedule Of Components In Accumulated Other Comprehensive Income) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Comprehensive Income [Abstract]
Foreign currency translation adjustments	$ 724	$ 843
Net unrealized gain on cash flow hedges	156	126
Unrealized gain on marketable securities	72	79
Defined benefit pension and postretirement plans	317	1
Accumulated Other Comprehensive Income	$ 1,269	$ 1,049